Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (924,566)	$ (1,747,373)
Items not affecting cash
Depreciation (Note 4)	65,382	102,699
Stock-based compensation (Note 8)	10,550	53,749
Accreted interest (Note 5)	23,604	514,437
Non-cash lease expense	36,948	0
Unrealized foreign exchange loss	1,761	0
Change in non-cash operating assets & liabilities
Accounts receivables	566,384	(87,035)
Prepaid expenses, sundry and other assets	37,634	(15,696)
Inventory	0	102,375
Accounts payable, accrued liabilities and employee costs payable	221,267	1,018,274
Operating lease liability	(38,341)	0
Cash flows provided from (used in) operating activities	623	(58,570)
Increase (decrease) in cash	623	(58,570)
Cash, beginning of period	202,046	64,622
Cash, end of period	$ 202,669	$ 6,052